Schedule of intangible assets (Details) - CAD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Amortization		$ 108,553
F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Balance	[1]
Balance	[1]	2,001,447
Net Book Value, Balance	[1]	2,001,447
Cost [Member] | F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Balance	[1]
Addition	[1]	2,110,000
Balance	[1]	2,110,000
Net Book Value, Balance	[1]	2,110,000
Accumulated Amortization [Member] | F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Balance	[1]
Amortization	[1]	108,553
Balance	[1]	108,553
Net Book Value, Balance	[1]	$ 108,553

[1]	Addition of FIT contracts for the year ended June 30, 2024 is related to the business acquisitions of OFIT GM and OFTI RT (Note 17).